OIL AND GAS PROPERTY, NET	6 Months Ended
Jun. 30, 2023
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 5 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2023	December 31, 2022
	(Unaudited)	(Audited)
Oil and gas property - subject to amortization	$28,786,721	$28,740,479
Accumulated depletion	(9,962,701)	(9,411,476)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	$6,964,837	$7,469,820

Oil and gas property - not subject to amortization	$1,155,422	$1,151,804
Accumulated impairment	-	-
Oil and gas property - not subject to amortization, net	$1,155,422	$1,151,804

The following shows the movement of the oil and gas property - subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2022	$7,469,820
Additional capitalization	105,573
Asset retirement costs	(59,331)
Depletion	(551,225)
June 30, 2023 (Unaudited)	$6,964,837

For the six months ended June 30, 2023, the Company incurred aggregated development costs and abandonment and site restoration provisions, which were capitalized of $46,242, mainly for development administration costs and re-calculation of abandonment and site restoration (ASR).

Depletion recorded for production on properties subject to amortization for the six months ended June 30, 2023 and 2022, were $551,225 and $376,157 respectively.

Furthermore, for the six months ended June 30, 2023, the Company did not record any impairment to the oil and gas property according to the ceiling tests conducted, which showed that the present value of estimated future net revenues generated by the oil and gas property exceeded the carrying balances.